Related Party Transactions	12 Months Ended
Apr. 30, 2025
Disclosure of transactions between related parties [abstract]
Related Party Transactions

13. Related Party Transactions

13.1 Related Party Transactions

Related party transactions are based on the amounts agreed to by the parties. During the years ended April 30, 2025 the Company incurred $138 (2024: $5) in office and administration expenses related to corporate branding and marketing, media, website maintenance and hosting services provided by a vendor that is controlled by a family member of the Company's Chairman.

13.2 Transactions with Key Management Personnel

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity.

The remuneration of directors and key management, for the years ended April 30, 2025 and 2024, comprised of:

	For the year ended April 30,
	2025	2024
	($)	($)
Management salaries	399	402
Directors’ fees	208	194
Share-based compensation	524	425
Total	1,131	1,021